EQUITY (Details Narrative)		1 Months Ended										12 Months Ended
	Jan. 26, 2024 $ / shares shares	Dec. 09, 2026 shares	Dec. 09, 2025 shares	Sep. 16, 2025 shares	Aug. 25, 2025 HKD ($) $ / shares shares	Dec. 09, 2024 USD ($) shares	Apr. 26, 2024 shares	Jan. 31, 2024 $ / shares shares	Jan. 26, 2024 USD ($) $ / shares shares	Jan. 26, 2024 HKD ($) shares	Apr. 29, 2021 HKD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($) shares	Sep. 30, 2023 HKD ($)	Dec. 31, 2025 $ / shares	Sep. 30, 2025 $ / shares	Jun. 20, 2023 $ / shares shares	Feb. 27, 2023 $ / shares shares	Apr. 16, 2021 shares	Mar. 11, 2021 shares
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | (per share)	$ 4.0				$ 0.10				$ 4.0
Number of shares issued upon initial public offering	1,250,000
Proceeds from Issuance Initial Public Offering														$ 24,299,197
Stock Issued During Period, Shares, Other						600,000
Vested Shares						200,000
Stock Issued During Period, Value, Other | $						$ 936,000
Capital Units, Value | $					$ 7,500,000
Capital Units, Authorized					75,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 4.00
Warrants and Rights Outstanding | $												$ 116,815
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued upon initial public offering								62,500
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised														0
Class A Ordinary Share Member
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares																	$ 0.10
Capital Units, Authorized												749,098,320
Class B Ordinary Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.10
Capital Units, Authorized					901,680
Class B Ordinary Shares [Member] | Exceptional Engineering Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Converted					842,280
Class B Ordinary Shares [Member] | D C And Partners Incorporation Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Stock, Shares Converted					59,400
Restricted Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares, Issued												200,000
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Vested Shares		200,000	200,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 6.10
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued upon initial public offering									1,250,000	1,250,000
Sale of Stock, Price Per Share | $ / shares	$ 4.00								$ 4.00
Gross Proceed Of Initial Public Offering Before Underwriting Discount And Commissions And Offering Expense | $									$ 5,000,000.0
Net Procced Of Initial Public Offering | $										$ 14,713,303
Proceeds from Issuance Initial Public Offering | $										$ 24,299,197
Stock Issued During Period, Shares, Other									187,500	187,500
Subscription Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stockholders' Equity, Other Shares											50
Aggregate Shares Amount | $											$ 160,000
Received Amount | $											$ 8,000,000.0
Service Agreement [Member] | Market Research Consultancy Services [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Other							397,500
Service Agreement [Member] | Investor Searching Service [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Other				80,000
Board of Directors Chairman [Member]
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares, Issued																		11,990,000	9,000	949	1
Common Stock, Par or Stated Value Per Share | $ / shares																		$ 0.01	$ 0.01